LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Summary of other provisions

	December 31, 2020	December 31, 2019
Balance, beginning of period	$236.6	$162.8
Acquisitions via business combinations	262.6	4.0
Adjustment related to prior year acquisitions	—	5.9
Provisions	266.0	78.7
Accretion	6.9	6.1
Expenditures	(21.7)	(15.3)
Changes in foreign exchange	(14.8)	(5.6)
Balance, end of period	735.6	236.6
Less: Current portion	(55.3)	(25.6)
	$680.3	$211.0

Schedule of landfill closure and post-closure obligation matures

Less than 1 year	$55.3
Between 1-2 years	38.0
Between 2-5 years	83.5
Over 5 years	558.8
$735.6